                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_];  Amendment Number: __________
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Davis-Rea Ltd.
Address:  79 Wellington Street West, Suite 3535, PO Box 239
          Toronto, ON M5K 1J3
          CANADA

Form 13F File Number: 28- 13649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     P. Zachary Curry
Title:    Chief Operating Officer, Portfolio Manager
Phone:    416-324-2200

Signature, Place, and Date of Signing:

/s/ P. Zachary Curry           Toronto, Ontario      February 4, 2013
-------------------------  ------------------------  -------------------------
[Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ------------

Form 13F Information Table Entry Total:  33
                                         ------------

Form 13F Information Table Value Total:  107,962
                                         ------------
                                         (thousands)

List of Other Included Managers: None

                          FORM 13F INFORMATION TABLE

COLUMN 1                               COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                           ---------------- ----------- --------- ---------------- ---------- -------- ------------------
                                                                  VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS     CUSIP    (x $1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE  SHARED NONE
--------------                     ---------------- ----------- --------- ------- --- ---- ---------- -------- ------ ------ ----

APPLE INC                          COM              037833 10 0       248     460 SH          SOLE      NONE      460
BANK OF MONTREAL                   COM              063671 10 1      2463   40154 SH          SOLE      NONE    40154
BANK OF NOVA SCOTIA                COM              064149 10 7     10071  173861 SH          SOLE      NONE   173861
BCE INC                            COM NEW          05534B 76 0     11509  267821 SH          SOLE      NONE   267821
BROOKFIELD ASSET MGMT-A LV         CL A LTD VT SH   112585 10 4      6281  171002 SH          SOLE      NONE   171002
CANADIAN PACIFIC RAILWAY           COM              13645T 10 0       234    2300 SH          SOLE      NONE     2300
CDN NATURAL RESOURCES              COM              136685 10 1       727   25193 SH          SOLE      NONE    25193
CENOVUS ENERGY                     COM              15135U 10 9      8599  256250 SH          SOLE      NONE   256250
CIBC                               COM              136069 10 1       929   11530 SH          SOLE      NONE    11530
COTT CORP                          COM              22163N 10 6       319   39601 SH          SOLE      NONE    39601
DANAHER                            COM              235851 10 2      4794   85753 SH          SOLE      NONE    85753
ELIZABETH ARDEN                    COM              28660G 10 6       257    5700 SH          SOLE      NONE     5700
EMC CORP.                          COM              268648 10 2       246    9718 SH          SOLE      NONE     9718
ENBRIDGE                           COM              29250N 10 5     17886  412425 SH          SOLE      NONE   412425
EXXON MOBIL                        COM              30231G 10 2      3743   43250 SH          SOLE      NONE    43250
IMPERIAL OIL                       COM NEW          453038 90 8      4858  112774 SH          SOLE      NONE   112774
INTL BUSINESS MACHINES             COM              459200 10 1       595    3107 SH          SOLE      NONE     3107
iSHARES MSCI EAFE INDX FD          MSCI EAFE INDEX  464287 46 5       269    4729 SH          SOLE      NONE     4729
iSHARES MSCI EMG MRK INDX          MSCI EMERG MKT   464287 23 4       304    6850 SH          SOLE      NONE     6850
JOHNSON & JOHNSON                  COM              478160 10 4       332    4740 SH          SOLE      NONE     4740
MANULIFE FINANCIAL                 COM              56501R 10 6       390   28659 SH          SOLE      NONE    28659
McDONALDS                          COM              580135 10 1       247    2800 SH          SOLE      NONE     2800
MICROSOFT                          COM              594918 10 4       545   20395 SH          SOLE      NONE    20395
ORACLE                             COM              68389X 10 5      7466  224068 SH          SOLE      NONE   224068
PEPSICO                            COM              713448 10 8      1063   15535 SH          SOLE      NONE    15535
POWERSHR GLD DRGN CHN PTF          GOLDEN DRG CHINA 73935X 40 1       394   20580 SH          SOLE      NONE    20580
PROCTER & GAMBLE                   COM              742718 10 9       456    6715 SH          SOLE      NONE     6715
RESEARCH IN MOTION                 COM              760975 10 2       152   12775 SH          SOLE      NONE    12775
ROYAL BANK OF CANADA               COM              780087 10 2      5685   94182 SH          SOLE      NONE    94182
STUDENT TRANSPORTATION             COM              86388A 10 8       105   17000 SH          SOLE      NONE    17000
SUNCOR ENERGY                      COM              867224 10 7       209    6340 SH          SOLE      NONE     6340
THOMPSON CREEK METALS              COM              884768 10 2        83   20000 SH          SOLE      NONE    20000
TORONTO DOMINION BANK              COM NEW          891160 50 9     16503  195473 SH          SOLE      NONE   195473